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                          ESC STRATEGIC SMALL CAP FUND
                                 A PORTFOLIO OF
                           ESC STRATEGIC FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 7, 1995
                                       TO
                         PROSPECTUS DATED JULY 28, 1995

     Effective December 7, 1995, the Officers of the ESC Strategic Small Cap Fund, a portfolio of ESC Strategic Funds, Inc., are authorized to waive the minimum initial and subsequent investment requirements of the Fund.

     This information is added to the paragraph set forth under the heading "Minimum Purchase Requirements" on page 16 of the Fund's prospectus dated July 28, 1995.